Property Plant and Equipment - Schedule of net impairment losses reversals of proprty ,plant and equipment (Details) - CAD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment losses (reversals) of property, plant and equipment	$ (164)	$ 9	$ 6	$ 1,942	$ 435	$ 458	$ (149)	$ 2,835
Liquor Retail Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment losses (reversals) of property, plant and equipment	(1,050)	224	(766)		429		(1,592)	429
Cannabis Retail Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment losses (reversals) of property, plant and equipment	$ 886	$ (215)	$ 772	$ 1,942	$ 6	$ 458	$ 1,443	$ 2,406